Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income attributable to common shareholders	$ 221,300	$ 196,563	$ 143,069
Income from discontinued operations	16,307	12,476	1,386
Income from continuing operations	204,993	184,087	141,683
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	124,793	116,996	108,300
Deferred income taxes	26,742	77,563	72,110
Provision for doubtful accounts	4,712	4,805	4,854
Share-based compensation	5,066	5,550	3,852
Gain on sale of utility system	(1,025)		(5,058)
Gain on sale of other assets	(148)	(1,090)	(649)
Net decrease ( increase) in receivables, inventory and prepayments	2,238	(7,543)	(3,864)
Net increase(decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	(12,870)	13,641	421
Decrease (increase) in income taxes receivable	(8,209)	16,082	(33,600)
Other	4,010	(442)	(3,208)
Operating cash flows from continuing operations	366,720	377,485	352,041
Operating cash flows from (used in) discontinued operations, net	1,099	(9,078)	14,806
Net cash flows from operating activities	367,819	368,407	366,847
Cash flows from investing activities:
Property, plant and equipment additions, including the non-equity component of allowance for funds used during construction of $1,741, $3,954, and $6,832	(308,171)	(347,985)	(325,808)
Acquisitions of utility systems and other, net	(14,997)	(121,248)	(8,515)
Release of funds previously restricted for construction activity	23,531	67,498	46,330
Additions to funds restricted for construction activity	(6)	(2,165)	(149)
Net proceeds from the sale of utility system and other assets	5,315	3,819	13,404
Proceeds from note receivable			5,289
Investment in joint venture	(14,700)	(33,856)	(5,087)
Other	76	(1,512)	(946)
Investing cash flows used in continuing operations	(308,952)	(435,449)	(275,482)
Investing cash flows from (used in) discontinued operations, net	87,389	70,774	(9,422)
Net cash flows used in investing activities	(221,563)	(364,675)	(284,904)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	5,119	7,033	3,558
Repayments of customers' advances for construction	(4,429)	(6,064)	(3,686)
Net (repayments) proceeds of short-term debt	(43,643)	(27,388)	18,103
Proceeds from long-term debt	263,834	300,109	52,513
Repayments of long-term debt	(300,323)	(202,203)	(96,072)
Change in cash overdraft position	9,872	(10,929)	14,503
Proceeds from issuing common stock	10,290	13,190	12,607
Proceeds from exercised stock options	25,698	14,598	6,603
Share-based compensation windfall tax benefits	2,420
Repurchase of common stock	(12,823)	(1,464)	(1,163)
Dividends paid on common stock	(102,889)	(93,423)	(87,133)
Financing cash flows used in continuing operations	(146,874)	(6,541)	(80,167)
Financing cash flows from discontinued operations, net	155	126	494
Net cash flows used in financing activities	(146,719)	(6,415)	(79,673)
Net (decrease) increase in cash and cash equivalents	(463)	(2,683)	2,270
Cash and cash equivalents at beginning of year	5,521	8,204	5,934
Cash and cash equivalents at end of year	5,058	5,521	8,204
Interest, net of amounts capitalized	75,453	74,152	71,640
Income taxes	$ 6,995	$ 9,319	$ 5,431